                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-3956

                        RIVERSOURCE STRATEGY SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 03/31

Date of reporting period: 12/31

                            PORTFOLIO OF INVESTMENTS

                                      FOR

                         RIVERSOURCE EQUITY VALUE FUND

                                AT DEC. 31, 2007

INVESTMENTS IN SECURITIES

DEC. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


COMMON STOCKS (98.7%)
ISSUER                                            SHARES                   VALUE(a)
AEROSPACE & DEFENSE (2.7%)
Honeywell Intl                                      232,563             $14,318,904
United Technologies                                 233,799              17,894,975
                                                                    ---------------
Total                                                                    32,213,879
-----------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS (0.3%)
United Parcel Service Cl B                           57,044               4,034,152
-----------------------------------------------------------------------------------
AIRLINES (0.7%)
AMR                                                 135,059(b)            1,894,878
Continental Airlines Cl B                            75,250(b)            1,674,313
Delta Air Lines                                      59,761(b)              889,841
Northwest Airlines                                  164,493(b)            2,386,793
UAL                                                   9,398(b)              335,133
US Airways Group                                     99,393(b)            1,462,071
                                                                    ---------------
Total                                                                     8,643,029
-----------------------------------------------------------------------------------
AUTOMOBILES (1.6%)
Ford Motor                                        1,773,992(b)           11,938,966
General Motors                                      280,261               6,975,696
                                                                    ---------------
Total                                                                    18,914,662
-----------------------------------------------------------------------------------
BIOTECHNOLOGY (0.2%)
Amgen                                                50,674(b)            2,353,301
-----------------------------------------------------------------------------------
CAPITAL MARKETS (1.1%)
Apollo Mgmt LP                                      131,000(b,e,f)        2,882,000
Bank of New York Mellon                             154,527               7,534,736
Lehman Brothers Holdings                             34,738               2,273,255
                                                                    ---------------
Total                                                                    12,689,991
-----------------------------------------------------------------------------------
CHEMICALS (4.2%)
Air Products & Chemicals                            149,680              14,762,938
Dow Chemical                                        362,287              14,281,354
EI du Pont de Nemours & Co                          374,246              16,500,506
Praxair                                              42,045               3,729,812
                                                                    ---------------
Total                                                                    49,274,610
-----------------------------------------------------------------------------------
COMMERCIAL BANKS (0.6%)
US Bancorp                                          100,156               3,178,951
Wachovia                                             92,649               3,523,442
                                                                    ---------------
Total                                                                     6,702,393
-----------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (0.5%)
Waste Management                                    186,104               6,080,018
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(a)

COMMUNICATIONS EQUIPMENT (1.5%)
Cisco Systems                                       317,587(b)           $8,597,080
Nokia ADR                                           237,643(c)            9,123,115
                                                                    ---------------
Total                                                                    17,720,195
-----------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS (3.2%)
Hewlett-Packard                                     409,542              20,673,680
IBM                                                 159,022              17,190,278
                                                                    ---------------
Total                                                                    37,863,958
-----------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING (0.1%)
Insituform Technologies Cl A                         62,190(b)              920,412
-----------------------------------------------------------------------------------
CONSUMER FINANCE (--%)
Discover Financial Services                          38,133                 575,046
-----------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (4.6%)
Bank of America                                     631,417              26,052,265
Citigroup                                           697,568              20,536,402
JPMorgan Chase & Co                                 181,130               7,906,325
                                                                    ---------------
Total                                                                    54,494,992
-----------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (6.8%)
AT&T                                              1,113,169              46,263,304
Deutsche Telekom ADR                                876,257(c)           18,988,489
Verizon Communications                              329,059              14,376,588
                                                                    ---------------
Total                                                                    79,628,381
-----------------------------------------------------------------------------------
ELECTRIC UTILITIES (3.2%)
DPL                                                 116,460               3,453,039
Duke Energy                                         170,669               3,442,394
Exelon                                               78,377               6,398,698
FirstEnergy                                          90,524               6,548,506
FPL Group                                           163,167              11,059,460
Southern                                            156,003               6,045,116
                                                                    ---------------
Total                                                                    36,947,213
-----------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT (0.9%)
ABB ADR                                             369,558(c)           10,643,270
-----------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Tyco Electronics                                     66,780               2,479,541
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(a)

ENERGY EQUIPMENT & SERVICES (6.4%)
Baker Hughes                                        146,446             $11,876,771
Halliburton                                         354,231              13,428,897
Schlumberger                                        131,114              12,897,684
Transocean                                          152,847(b)           21,880,048
Weatherford Intl                                    223,700(b)           15,345,820
                                                                    ---------------
Total                                                                    75,429,220
-----------------------------------------------------------------------------------
FOOD & STAPLES RETAILING (0.8%)
CVS Caremark                                        130,268               5,178,153
Wal-Mart Stores                                      89,684               4,262,681
                                                                    ---------------
Total                                                                     9,440,834
-----------------------------------------------------------------------------------
FOOD PRODUCTS (0.4%)
Kraft Foods Cl A                                    130,348               4,253,255
-----------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Covidien                                             67,390               2,984,703
-----------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES (0.8%)
Cardinal Health                                      57,252               3,306,303
Humana                                               74,984(b)            5,647,045
                                                                    ---------------
Total                                                                     8,953,348
-----------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE (0.6%)
Carnival Unit                                       153,117               6,812,175
-----------------------------------------------------------------------------------
HOUSEHOLD DURABLES (0.3%)
Whirlpool                                            42,891               3,501,192
-----------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES (2.7%)
General Electric                                    779,498              28,895,991
Tyco Intl                                            66,780(c)            2,647,827
                                                                    ---------------
Total                                                                    31,543,818
-----------------------------------------------------------------------------------
INSURANCE (13.6%)
ACE                                                 334,288(c)           20,652,313
Allstate                                            133,614               6,978,659
American Intl Group                                 298,002              17,373,517
Chubb                                               164,388               8,972,297
Everest Re Group                                    224,509(c)           22,540,704
Lincoln Natl                                         59,100               3,440,802
Loews                                               605,480              30,479,862
Marsh & McLennan Companies                          411,139              10,882,849
RenaissanceRe Holdings                               40,676(c)            2,450,322
Travelers Companies                                 307,200              16,527,360
XL Capital Cl A                                     381,196(c)           19,177,971
                                                                    ---------------
Total                                                                   159,476,656
-----------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 1 RIVERSOURCE EQUITY VALUE FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007


COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(a)

MACHINERY (6.4%)
Caterpillar                                         407,108             $29,539,757
Deere & Co                                           69,695               6,489,998
Eaton                                               129,415              12,546,784
Illinois Tool Works                                 313,045              16,760,429
Ingersoll-Rand Cl A                                 132,303(c)            6,148,120
Parker Hannifin                                      51,789               3,900,230
                                                                    ---------------
Total                                                                    75,385,318
-----------------------------------------------------------------------------------

MEDIA (0.4%)
CBS Cl B                                             72,475               1,974,944
News Corp Cl A                                      116,485               2,386,777
                                                                    ---------------
Total                                                                     4,361,721
-----------------------------------------------------------------------------------

METALS & MINING (0.9%)
Alcoa                                               221,432               8,093,340
Nucor                                                49,718               2,944,300
                                                                    ---------------
Total                                                                    11,037,640
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
Macy's                                               91,018               2,354,636
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.5%)
Dominion Resources                                  114,668               5,440,997
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (12.0%)
Anadarko Petroleum                                  156,038              10,250,136
Apache                                               75,681               8,138,735
BP ADR                                              257,300(c)           18,826,641
Chevron                                             381,917              35,644,314
ConocoPhillips                                      368,922              32,575,813
Devon Energy                                         56,552               5,028,038
EnCana                                               57,292(c)            3,893,564
Petroleo Brasileiro ADR                             184,769(c)           21,292,780
Spectra Energy                                       72,132               1,862,448
Suncor Energy                                        27,452(c)            2,984,856
                                                                    ---------------
Total                                                                   140,497,325
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(a)


PAPER & FOREST PRODUCTS (1.3%)
Intl Paper                                          316,551             $10,249,921
Weyerhaeuser                                         70,865               5,225,585
                                                                    ---------------
Total                                                                    15,475,506
-----------------------------------------------------------------------------------

PHARMACEUTICALS (5.7%)
Abbott Laboratories                                 249,206              13,992,917
Eli Lilly & Co                                      155,779               8,317,041
Johnson & Johnson                                   160,697              10,718,490
Merck & Co                                          266,618              15,493,172
Pfizer                                              500,126              11,367,864
Schering-Plough                                      79,232               2,110,740
Wyeth                                               111,126               4,910,658
                                                                    ---------------
Total                                                                    66,910,882
-----------------------------------------------------------------------------------

ROAD & RAIL (0.2%)
CSX                                                  43,020               1,892,020
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.9%)
Intel                                             1,236,950              32,977,087
STMicroelectronics                                  360,558(c)            5,155,979
Taiwan Semiconductor Mfg ADR                        782,599(c)            7,794,686
                                                                    ---------------
Total                                                                    45,927,752
-----------------------------------------------------------------------------------

SOFTWARE (3.1%)
Microsoft                                           515,108              18,337,845
Oracle                                              472,292(b)           10,664,353
Symantec                                            421,362(b)            6,800,783
                                                                    ---------------
Total                                                                    35,802,981
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.3%)
Best Buy                                             66,013               3,475,584
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.1%)
Fannie Mae                                          316,528              12,654,789
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(a)


TOBACCO (3.8%)
Altria Group                                        298,721             $22,577,334
Loews-Carolina Group                                253,558(d)           21,628,497
                                                                    ---------------
Total                                                                    44,205,831
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.6%)
Sprint Nextel                                       532,143               6,987,038
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $897,064,982)                                                 $1,156,984,264
-----------------------------------------------------------------------------------

BONDS (0.5%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
WIRELINES
Qwest Communications Intl CV
 11-15-25                            3.50%       $4,037,000             $5,414,263
----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $4,037,000)                                                      $5,414,263
----------------------------------------------------------------------------------

MONEY MARKET FUND (0.7%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  8,709,957(g)           $8,709,957
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $8,709,957)                                                       $8,709,957
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $909,811,939)(h)                                              $1,171,108,484
===================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Sept. 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2007, the value of foreign securities represented 14.7% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2007, the value of these securities amounted to $2,882,000 or 0.2% of net assets.

(f) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Dec. 31, 2007, is as follows:

                                                                     ACQUISITION
SECURITY                                                                DATES                     COST
---------------------------------------------------------------------------------------------------------
Apollo Mgmt LP*                                                        08-02-07                $3,144,000

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(g) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h)  At  Dec. 31, 2007, the  cost of securities for  federal income tax purposes
     was  approximately  $909,812,000  and   the  approximate  aggregate   gross
     unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $317,643,000
Unrealized depreciation                                               (56,347,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $261,296,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 2 RIVERSOURCE EQUITY VALUE FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 3 RIVERSOURCE EQUITY VALUE FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        RIVERSOURCE SMALL CAP GROWTH FUND

                                AT DEC. 31, 2007



INVESTMENTS IN SECURITIES



DEC. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)




COMMON STOCKS (98.3%)(c)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (3.9%)
AAR                                                     24,700(b)            $939,341
AeroVironment                                            2,532(b)              61,274
American Science & Engineering                           6,712                380,906
Cubic                                                   21,780                853,776
Curtiss-Wright                                          14,987                752,347
DRS Technologies                                         4,634                251,487
GenCorp                                                 43,977(b)             512,772
Orbital Sciences                                        11,100(b)             272,172
Stanley                                                  5,079(b)             162,630
Taser Intl                                              38,700(b)             556,893
Teledyne Technologies                                   12,906(b)             688,277
TransDigm Group                                         22,700(b)           1,025,359
Triumph Group                                           15,448              1,272,143
                                                                      ---------------
Total                                                                       7,729,377
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.4%)
Hub Group Cl A                                          28,700(b)             762,846
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.4%)
Drew Inds                                               14,567(b)             399,136
Wonder Auto Technology                                  42,922(b,c)           475,146
                                                                      ---------------
Total                                                                         874,282
-------------------------------------------------------------------------------------

BEVERAGES (0.2%)
Central European Distribution                            5,080(b)             295,046
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (3.4%)
Alexion Pharmaceuticals                                 10,640(b)             798,319
Alkermes                                                 1,673(b)              26,082
Array BioPharma                                         24,700(b)             207,974
BioMarin Pharmaceutical                                 42,110(b)           1,490,694
Cepheid                                                 10,100(b)             266,135
Genomic Health                                          11,800(b)             267,152
InterMune                                                9,730(b)             129,701
Isis Pharmaceuticals                                    17,100(b)             269,325
LifeCell                                                19,700(b)             849,267
Myriad Genetics                                          4,800(b)             222,816
Onyx Pharmaceuticals                                     7,640(b)             424,937
Progenics Pharmaceuticals                                8,830(b)             159,558
Regeneron Pharmaceuticals                               11,800(b)             284,970
Rigel Pharmaceuticals                                    5,280(b)             134,059
Sangamo BioSciences                                     18,567(b)             243,042
Seattle Genetics                                        20,000(b)             228,000
COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
United Therapeutics                                      6,030(b)             588,830
                                                                      ---------------
Total                                                                       6,590,861
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.4%)
Ameron Intl                                              4,050                373,208
Apogee Enterprises                                      25,308                433,019
                                                                      ---------------
Total                                                                         806,227
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.2%)
FCStone Group                                              848(b)              39,033
GFI Group                                                9,131(b)             874,020
Greenhill & Co                                          18,311              1,217,316
Investment Technology Group                             13,631(b)             648,699
optionsXpress Holdings                                  25,648                867,415
Waddell & Reed Financial Cl A                           15,780                569,500
                                                                      ---------------
Total                                                                       4,215,983
-------------------------------------------------------------------------------------

CHEMICALS (1.3%)
CF Inds Holdings                                         2,080                228,925
HB Fuller                                               11,370                255,257
Hercules                                                23,978                463,974
ICO                                                      7,319(b)              93,976
Koppers Holdings                                         6,566                283,914
Landec                                                  36,385(b)             487,558
Terra Inds                                              10,030(b)             479,033
Zoltek Companies                                         8,000(b)             342,960
                                                                      ---------------
Total                                                                       2,635,597
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.7%)
Frontier Financial                                      11,900                220,983
SVB Financial Group                                     11,339(b)             571,486
UCBH Holdings                                           37,900                536,664
                                                                      ---------------
Total                                                                       1,329,133
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (4.5%)
Administaff                                              3,679                104,042
CRA Intl                                                12,700(b)             604,647
Deluxe                                                   5,772                189,841
Exponent                                                 8,912(b)             240,980
FTI Consulting                                           9,450(b)             582,498
Healthcare Services Group                               22,202                470,238
Heidrick & Struggles Intl                                6,006                222,883
HNI                                                      1,142                 40,039
Huron Consulting Group                                   9,145(b)             737,361
ICF Intl                                                 6,877(b)             173,713
IHS Cl A                                                12,089(b)             732,110
Kenexa                                                  14,435(b)             280,328
Layne Christensen                                       20,405(b)           1,004,130
Standard Parking                                         4,363(b)             211,562
TEAM                                                    24,213(b)             885,712
TeleTech Holdings                                       33,500(b)             712,545
TrueBlue                                                32,300(b)             467,704
United Stationers                                        2,816(b)             130,127
Waste Connections                                        9,260(b)             286,134
Watson Wyatt Worldwide Cl A                             16,848                781,916
                                                                      ---------------
Total                                                                       8,858,510
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.6%)
Blue Coat Systems                                       19,000(b)             624,530
Ceragon Networks                                        30,400(b,c)           300,656
Comtech Group                                           21,640(b,c)           348,620
Comtech Telecommunications                              29,025(b)           1,567,640
Dycom Inds                                              30,581(b)             814,984
EMS Technologies                                         7,040(b)             212,890
Foundry Networks                                        29,150(b)             510,708
Globecomm Systems                                       42,339(b)             495,366
NETGEAR                                                 15,023(b)             535,870
Neutral Tandem                                           6,900(b)             131,238
NICE Systems ADR                                        30,900(b,c)         1,060,488
Sierra Wireless                                         20,430(b,c)           303,386
Starent Networks                                         3,232(b)              58,984
                                                                      ---------------
Total                                                                       6,965,360
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.3%)
Compellent Technologies                                 13,700(b)             164,811
Data Domain                                             12,460(b)             328,196
Emulex                                                   4,649(b)              75,872
Intermec                                                 8,630(b)             175,275
Presstek                                                55,278(b)             283,023
Rimage                                                  16,087(b)             417,458
Stratasys                                               21,400(b)             552,977
Synaptics                                               13,232(b)             544,629
                                                                      ---------------
Total                                                                       2,542,241
-------------------------------------------------------------------------------------


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE SMALL CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31,
2007

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
CONSTRUCTION & ENGINEERING (0.9%)
AECOM Technology                                         7,940(b)            $226,846
EMCOR Group                                             24,500(b)             578,935
Perini                                                  22,436(b)             929,299
                                                                      ---------------
Total                                                                       1,735,080
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Headwaters                                              22,846(b)             268,212

CONSUMER FINANCE (0.3%)
Cash America Intl                                        1,170                 37,791
Dollar Financial                                         5,482(b)             168,243
EZCORP Cl A                                             31,080(b)             350,893
                                                                      ---------------
Total                                                                         556,927
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (1.0%)
Greif Cl A                                              11,785                770,385
Silgan Holdings                                         22,921              1,190,517
                                                                      ---------------
Total                                                                       1,960,902
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.9%)
DXP Enterprises                                          9,595(b)             447,895
LKQ                                                     61,100(b)           1,284,322
                                                                      ---------------
Total                                                                       1,732,217
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.3%)
Capella Education                                       14,569(b)             953,687
Corinthian Colleges                                     33,468(b)             515,407
New Oriental Education & Technology Group ADR            4,690(b,c)           377,967
Sotheby's                                                7,500                285,750
Strayer Education                                        2,530                431,567
                                                                      ---------------
Total                                                                       2,564,378
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.7%)
Interactive Brokers Group Cl A                          26,474(b)             855,640
iShares Russell 2000 Growth Index Fund                   3,200                267,136
Portfolio Recovery Associates                            8,699                345,089
                                                                      ---------------
Total                                                                       1,467,865
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Cogent Communications Group                              2,215(b)              52,518
PAETEC Holding                                          32,208(b)             314,028
Time Warner Telecom Cl A                                19,800(b)             401,742
                                                                      ---------------
Total                                                                         768,288
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.1%)
ITC Holdings                                             4,370                246,555
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.7%)
American Superconductor                                 23,300(b)             637,022
AZZ                                                     11,524(b)             326,705
BTU Intl                                                21,118(b)             281,292
Energy Conversion Devices                                6,700(b)             225,455
FuelCell Energy                                         48,553(b,d)           481,646
Genlyte Group                                            6,890(b)             655,928
GrafTech Intl                                           29,504(b)             523,696
II-VI                                                    7,436(b)             227,170
JA Solar Holdings ADR                                    7,670(b,c)           535,443
Orion Energy Systems                                     3,770(b)              70,348
Regal-Beloit                                               794                 35,690
Woodward Governor                                       18,463              1,254,561
                                                                      ---------------
Total                                                                       5,254,956
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.7%)
Benchmark Electronics                                    6,150(b)             109,040
Brightpoint                                             18,680(b)             286,925
FARO Technologies                                        7,000(b)             190,260
FLIR Systems                                            39,586(b)           1,239,042
IPG Photonics                                            8,390(b)             167,716
L-1 Identity Solutions                                  19,135(b)             343,473
LeCroy                                                  39,289(b)             377,567
MTS Systems                                                482                 20,567
Plexus                                                  25,089(b)             658,837
Rofin-Sinar Technologies                                 3,341(b)             160,736
ScanSource                                              18,838(b)             609,409
Technitrol                                              40,364              1,153,603
                                                                      ---------------
Total                                                                       5,317,175
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.3%)
Bristow Group                                           14,402(b)             815,873
Cal Dive Intl                                           11,143(b)             147,533
Complete Production Services                            30,900(b)             555,273
Core Laboratories                                        8,980(b,c)         1,119,985
Dawson Geophysical                                      12,071(b)             862,594
Hornbeck Offshore Services                               8,830(b)             396,909
ION Geophysical                                         46,400(b)             732,192
Mitcham Inds                                            23,455(b)             482,235
T-3 Energy Services                                     11,000(b)             517,110
TETRA Technologies                                      35,300(b)             549,621
Willbros Group                                           8,970(b,c)           343,461
                                                                      ---------------
Total                                                                       6,522,786
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.6%)
Andersons                                                3,481                155,949
Longs Drug Stores                                       15,539                730,333
Nash Finch                                               1,940                 68,443
Spartan Stores                                          10,298                235,309
                                                                      ---------------
Total                                                                       1,190,034
-------------------------------------------------------------------------------------

FOOD PRODUCTS (0.8%)
Darling Intl                                            46,409(b)             536,488
Flowers Foods                                           29,273                685,281
Hain Celestial Group                                    12,389(b)             396,448
                                                                      ---------------
Total                                                                       1,618,217
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (4.8%)
Accuray                                                  9,100(b)             138,502
AngioDynamics                                           12,200(b)             232,288
ArthroCare                                              12,900(b)             619,845
BIOLASE Technology                                      57,932(b)             136,720
Cantel Medical                                          24,669(b)             359,674
DexCom                                                  12,100(b)             106,843
Hansen Medical                                          14,700(b)             440,118
Hologic                                                  8,170(b)             560,789
Immucor                                                 14,990(b)             509,510
Integra LifeSciences Holdings                           14,300(b)             599,599
Inverness Medical Innovations                            6,970(b)             391,575
Mentor                                                  17,081                667,867
Meridian Bioscience                                     16,957                510,067
Neogen                                                  14,815(b)             393,338
NuVasive                                                23,055(b)             911,133
Possis Medical                                          11,155(b)             162,640
Quidel                                                   5,559(b)             108,234
ResMed                                                   7,700(b)             404,481
Sonic Innovations                                       56,584(b)             436,828
Symmetry Medical                                        23,105(b)             402,720
TomoTherapy                                             17,990(b)             351,884
Vnus Medical Technologies                                6,109(b)              88,703
Wright Medical Group                                    27,132(b)             791,440
                                                                      ---------------
Total                                                                       9,324,798
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (4.4%)
Air Methods                                             12,710(b)             631,306
AMERIGROUP                                               7,710(b)             281,030
Animal Health Intl                                      32,444(b)             399,061
Bio-Reference Laboratories                              14,779(b)             482,978
BioScrip                                                61,307(b)             473,903
Centene                                                    970(b)              26,617
Chemed                                                  14,523                811,545
Healthways                                               4,000(b)             233,760
HMS Holdings                                            26,960(b)             895,342
NightHawk Radiology Holdings                            21,418(b)             450,849
Pediatrix Medical Group                                 27,300(b)           1,860,494
Psychiatric Solutions                                    9,600(b)             312,000
ResCare                                                 15,600(b)             392,496
VCA Antech                                              30,900(b)           1,366,707
                                                                      ---------------
Total                                                                       8,618,088
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (1.4%)
AMICAS                                                 115,626(b)             307,565
Icad                                                    83,605(b)             168,882
Omnicell                                                47,755(b)           1,286,043
Phase Forward                                           27,700(b)             602,475
Transcend Services                                      27,953(b)             454,236
                                                                      ---------------
Total                                                                       2,819,201
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.0%)
Bally Technologies                                      17,476(b)             868,907
California Pizza Kitchen                                32,950(b)             513,032
Chipotle Mexican Grill Cl A                              8,724(b)           1,283,038
CKE Restaurants                                         45,500                600,600
Life Time Fitness                                        7,120(b)             353,722
Orient-Express Hotels Series A                           6,500(c)             373,880
Red Robin Gourmet Burgers                               23,390(b)             748,246
Texas Roadhouse Cl A                                    53,300(b)             589,498
WMS Inds                                                13,785(b)             505,082
                                                                      ---------------
Total                                                                       5,836,005
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.0%)
Lifetime Brands                                         13,798                179,098
Tempur-Pedic Intl                                       36,323(d)             943,308
Tupperware Brands                                       24,200                799,326
                                                                      ---------------
Total                                                                       1,921,732
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.1%)
Central Garden & Pet                                    14,400(b)              82,944
Central Garden & Pet Cl A                               28,937(b)             155,102
                                                                      ---------------
Total                                                                         238,046
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.5%)
McDermott Intl                                          15,222(b)             898,555


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE SMALL CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31,
2007

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
INSURANCE (0.5%)
Argo Group Intl Holdings                                 8,157(b,c)          $343,655
Darwin Professional Underwriters                         9,297(b)             224,708
Life Partners Holdings                                   9,360                259,273
Natl Financial Partners                                  1,804                 82,280
Natl Interstate                                          4,113                136,140
                                                                      ---------------
Total                                                                       1,046,056
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (1.8%)
1-800-FLOWERS.com Cl A                                  45,687(b)             398,848
Blue Nile                                                6,639(b)             451,850
GSI Commerce                                            11,360(b)             221,520
NetFlix                                                 28,590(b)             761,066
PetMed Express                                           4,210(b)              50,941
Priceline.com                                           10,382(b)           1,192,476
Shutterfly                                              16,863(b)             432,030
                                                                      ---------------
Total                                                                       3,508,731
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (3.2%)
Access Integrated Technologies Cl A                     31,333(b,d)           140,059
AsiaInfo Holdings                                       43,386(b,c)           477,246
Bankrate                                                18,725(b)             900,484
Chordiant Software                                      11,405(b)              97,513
comScore                                                 8,230(b)             268,545
Constant Contact                                        10,590(b)             227,685
Equinix                                                  2,910(b)             294,114
j2 Global Communications                                 3,828(b)              81,039
MercadoLibre                                             1,630(b,c)           120,424
NIC                                                     65,341                551,478
Omniture                                                33,495(b)           1,115,048
Perficient                                               8,500(b)             133,790
SkillSoft ADR                                           63,668(b,c)           608,666
United Online                                           34,772                411,005
ValueClick                                              11,860(b)             259,734
VistaPrint                                              10,830(b)             464,066
Vocus                                                    4,830(b)             166,780
                                                                      ---------------
Total                                                                       6,317,676
-------------------------------------------------------------------------------------

IT SERVICES (1.6%)
CyberSource                                             30,900(b)             549,093
ExlService Holdings                                     12,131(b)             279,983
iGATE                                                   43,913(b)             371,943
infoUSA                                                  5,793                 51,731
NeuStar Cl A                                            10,500(b)             301,140
SRA Intl Cl A                                           26,982(b)             794,621
Sykes Enterprises                                       25,889(b)             466,002
Syntel                                                   4,507                173,610
Wright Express                                           1,556(b)              55,222
                                                                      ---------------
Total                                                                       3,043,345
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Polaris Inds                                             2,332                111,400
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (3.6%)
Albany Molecular Research                               34,598(b)             497,519
AMAG Pharmaceuticals                                     4,900(b)             294,637
Bruker BioSciences                                      47,606(b)             633,160
ICON ADR                                                 6,590(b,c)           407,657
Illumina                                                11,758(b)             696,779
Kendle Intl                                             13,195(b)             645,499
Luminex                                                 29,163(b)             473,607
MEDTOX Scientific                                       15,165(b)             274,032
PAREXEL Intl                                            41,338(b)           1,996,626
PharmaNet Development Group                             18,663(b)             731,776
Sequenom                                                41,444(b)             395,790
                                                                      ---------------
Total                                                                       7,047,082
-------------------------------------------------------------------------------------

MACHINERY (6.7%)
Actuant Cl A                                            38,456              1,307,889
American Railcar Inds                                    8,988                173,019
Astec Inds                                               4,395(b)             163,450
Badger Meter                                            13,756                618,332
Barnes Group                                            24,382                814,115
Bucyrus Intl Cl A                                       12,848              1,276,963
China Fire & Security Group                             14,584(b,c)           187,842
Dynamic Materials                                       12,013                707,566
ESCO Technologies                                       20,042(b)             800,477
Gorman-Rupp                                              4,100                127,920
Hurco Companies                                          8,943(b)             390,362
Kaydon                                                   7,468                407,305
Lindsay                                                 11,148                788,052
Lydall                                                  24,786(b)             260,749
Manitowoc                                               17,474                853,255
Middleby                                                18,045(b)           1,382,607
RBC Bearings                                             9,350(b)             406,351
Robbins & Myers                                          5,790                437,898
Sun Hydraulics                                           3,694                 93,200
Valmont Inds                                             9,801                873,465
Wabtec                                                  31,375              1,080,555
                                                                      ---------------
Total                                                                      13,151,372
-------------------------------------------------------------------------------------

MEDIA (0.8%)
AirMedia Group ADR                                      11,870(b,c)           265,651
Interactive Data                                        16,890                557,539
Knology                                                 29,253(b)             373,853
Morningstar                                              2,548(b)             198,107
Natl CineMedia                                           6,100                153,781
                                                                      ---------------
Total                                                                       1,548,931
-------------------------------------------------------------------------------------

METALS & MINING (1.7%)
AMCOL Intl                                              20,650                744,020
Century Aluminum                                         7,860(b)             423,968
Compass Minerals Intl                                    5,264                215,824
Hecla Mining                                             5,420(b)              50,677
Kaiser Aluminum                                          6,170                490,392
Steel Dynamics                                          23,700              1,411,809
                                                                      ---------------
Total                                                                       3,336,690
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.4%)
Alpha Natural Resources                                  4,027(b)             130,797
Arena Resources                                          8,740(b)             364,545
Concho Resources                                        20,080(b)             413,849
Petrohawk Energy                                        75,190(b)           1,301,539
Quicksilver Resources                                    9,650(b)             575,044
                                                                      ---------------
Total                                                                       2,785,774
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (1.1%)
Chattem                                                 25,751(b)           1,945,230
Nu Skin Enterprises Cl A                                12,321                202,434
USANA Health Sciences                                    2,259(b)              83,764
                                                                      ---------------
Total                                                                       2,231,428
-------------------------------------------------------------------------------------

PHARMACEUTICALS (1.6%)
Auxilium Pharmaceuticals                                 9,500(b)             284,905
KV Pharmaceutical Cl A                                  17,790(b)             507,727
MGI PHARMA                                               9,260(b)             375,308
Obagi Medical Products                                  11,134(b)             203,641
Penwest Pharmaceuticals                                 17,300(b)             101,205
Perrigo                                                 39,827              1,394,343
XenoPort                                                 5,890(b)             329,133
                                                                      ---------------
Total                                                                       3,196,262
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.9%)
BioMed Realty Trust                                     12,500                289,625
DiamondRock Hospitality                                 19,790                296,454
Digital Realty Trust                                    10,540                404,420
Ventas                                                  17,000                769,250
                                                                      ---------------
Total                                                                       1,759,749
-------------------------------------------------------------------------------------

ROAD & RAIL (0.5%)
Landstar System                                         21,000                885,150
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.3%)
Advanced Analogic Technologies                         127,468(b)           1,437,838
Amtech Systems                                          26,654(b)             346,235
ANADIGICS                                               39,650(b)             458,751
Atheros Communications                                  14,854(b)             453,641
AXT                                                     70,762(b)             438,724
Cabot Microelectronics                                  10,482(b)             376,409
Cavium Networks                                         14,090(b)             324,352
Cymer                                                    1,580(b)              61,509
Diodes                                                  26,951(b)             810,417
FEI                                                     14,800(b)             367,484
FormFactor                                               6,390(b)             211,509
Hittite Microwave                                       13,942(b)             665,870
LTX                                                     46,295(b)             147,218
Microsemi                                               46,629(b)           1,032,366
Microtune                                               12,489(b)              81,553
Power Integrations                                      15,500(b)             533,665
Sigma Designs                                            3,610(b)             199,272
Silicon Laboratories                                    30,811(b)           1,153,256
SiRF Technology Holdings                                 6,906(b)             173,548
Standard Microsystems                                   15,700(b)             613,399
Zoran                                                   20,701(b)             465,980
                                                                      ---------------
Total                                                                      10,352,996
-------------------------------------------------------------------------------------

SOFTWARE (9.1%)
Advent Software                                         20,570(b)           1,112,837
Ansoft                                                  10,174(b)             262,998
ANSYS                                                    9,330(b)             386,822
Blackboard                                              11,081(b)             446,010
BluePhoenix Solutions                                   25,901(b,c)           469,326
Bottomline Technologies                                 44,862(b)             628,068
Callidus Software                                       51,135(b)             264,368
Concur Technologies                                     32,449(b)           1,174,978
DemandTec                                               23,185(b)             447,239
EPIQ Systems                                            22,723(b)             395,607
FactSet Research Systems                                10,750                598,775
FalconStor Software                                     76,413(b)             860,410
Informatica                                             54,650(b)             984,793
Interactive Intelligence                                43,743(b)           1,152,628
Jack Henry & Associates                                  9,990                243,157
Magma Design Automation                                 24,748(b)             302,173
Manhattan Associates                                    12,742(b)             335,879
MICROS Systems                                          15,235(b)           1,068,888
MicroStrategy Cl A                                         568(b)              54,017

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE SMALL CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31,
2007

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SOFTWARE (CONT.)
Net 1 UEPS Technologies                                 13,790(b,c)          $404,874
Nuance Communications                                   69,960(b)           1,306,853
Progress Software                                       19,600(b)             660,128
Radiant Systems                                          1,285(b)              22,141
Shanda Interactive Entertainment ADR                    12,342(b,c)           411,482
Solera Holdings                                         18,061(b)             447,552
Synchronoss Technologies                                20,047(b)             710,466
Take-Two Interactive Software                           19,211(b)             354,443
Taleo Cl A                                              16,014(b)             476,897
Ultimate Software Group                                 30,541(b)             961,125
VASCO Data Security Intl                                22,721(b)             634,370
Verint Systems                                          15,276(b)             299,028
                                                                      ---------------
Total                                                                      17,878,332
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (2.1%)
Aeropostale                                              6,220(b)             164,830
Buckle                                                  20,560                678,480
Cache                                                   10,858(b)             101,414
Children's Place Retail Stores                          15,000(b)             388,950
Christopher & Banks                                     20,000                229,000
DSW Cl A                                                 6,300(b)             118,188
Gymboree                                                34,884(b)           1,062,566
J Crew Group                                             8,080(b)             389,537
Jos A Bank Clothiers                                    13,103(b)             372,780
Sally Beauty Holdings                                   15,998(b)             144,782
Tween Brands                                            16,300(b)             431,624
Ulta Salon Cosmetics & Fragrance                         3,300(b)              56,595
                                                                      ---------------
Total                                                                       4,138,746
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.3%)
crocs                                                   13,065(b)             480,923
Deckers Outdoor                                          7,602(b)           1,178,766
Fossil                                                  25,526(b)           1,071,581
Iconix Brand Group                                      25,660(b)             504,476
lululemon athletica                                      2,800(b,c)           132,636
Phillips-Van Heusen                                     22,300                821,978
Under Armour Cl A                                        8,170(b)             356,784
                                                                      ---------------
Total                                                                       4,547,144
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.3%)
Applied Industrial Technologies                         12,003                348,327
Beacon Roofing Supply                                   12,000(b)             101,040
H&E Equipment Services                                   4,851(b)              91,587
Rush Enterprises Cl A                                    2,305(b)              41,905
                                                                      ---------------
Total                                                                         582,859
-------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.1%)
Grupo Aeroportuario del Sureste ADR                      4,360(c)             266,919
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Centennial Communications                               39,841(b)             370,123
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $166,308,571)                                                     $192,572,245
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.5%)(e)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     4,822,868(f)          $4,822,868
TOTAL MONEY MARKET FUND
(Cost: $4,822,868)                                                         $4,822,868
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $171,131,439)(g)                                                  $197,395,113
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Sept. 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2007, the value of foreign securities represented 4.8% of net assets.

(d)  At Dec. 31, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.6% of net assets. The Fund's cash equivalent position is 1.9% of net assets.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At Dec. 31, 2007, the cost of securities for federal income tax purposes was approximately $171,131,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $35,892,000
Unrealized depreciation                                                      (9,628,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                 $26,264,000
---------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
4  RIVERSOURCE SMALL CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31,
2007

                            PORTFOLIO OF INVESTMENTS

                                      FOR

                      RIVERSOURCE SMALL CAP ADVANTAGE FUND

                                AT DEC. 31, 2007

INVESTMENTS IN SECURITIES

DEC. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (99.3%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (1.9%)
Curtiss-Wright                                        31,600              $1,586,320
HEICO                                                 22,000               1,198,560
Hexcel                                                31,500(b)              764,820
Orbital Sciences                                      59,500(b)            1,458,940
Teledyne Technologies                                 27,000(b)            1,439,910
TransDigm Group                                       18,400(b)              831,128
                                                                     ---------------
Total                                                                      7,279,678
------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.3%)
Dynamex                                               15,000(b)              405,900
Hub Group Cl A                                        23,980(b)              637,388
                                                                     ---------------
Total                                                                      1,043,288
------------------------------------------------------------------------------------

AIRLINES (0.7%)
AirTran Holdings                                      54,800(b)              392,368
Allegiant Travel                                      15,000(b)              482,100
JetBlue Airways                                       62,900(b)              371,110
Pinnacle Airlines                                     37,700(b,d)            574,925
SkyWest                                               25,500                 684,675
                                                                     ---------------
Total                                                                      2,505,178
------------------------------------------------------------------------------------

AUTO COMPONENTS (1.0%)
Aftermarket Technology                                64,900(b)            1,769,174
Cooper Tire & Rubber                                  37,400                 620,092
Lear                                                  25,000(b)              691,500
Raser Technologies                                    46,100(b,d)            684,585
                                                                     ---------------
Total                                                                      3,765,351
------------------------------------------------------------------------------------

BEVERAGES (0.3%)
Central European Distribution                         10,000(b)              580,800
Coca-Cola Bottling Company
 Consolidated                                          8,800                 518,144
                                                                     ---------------
Total                                                                      1,098,944
------------------------------------------------------------------------------------

BIOTECHNOLOGY (3.2%)
Affymax                                               26,000(b)              581,360
Alexion Pharmaceuticals                                9,500(b)              712,785
Alkermes                                              34,800(b)              542,532
Alnylam Pharmaceuticals                               11,500(b)              334,420
Applera-Celera Group                                  26,400(b,g)            418,968
ArQule                                                64,000(b)              371,200
BioMarin Pharmaceutical                               25,202(b)              892,151

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
BIOTECHNOLOGY (CONT.)
Cepheid                                               17,000(b)             $447,950
Cubist Pharmaceuticals                                30,000(b)              615,300
CV Therapeutics                                       66,000(b)              597,300
Enzon Pharmaceuticals                                 96,000(b,d)            914,880
Human Genome Sciences                                 53,500(b)              558,540
Medarex                                               26,885(b)              280,142
Myriad Genetics                                        9,500(b)              440,990
NPS Pharmaceuticals                                  144,000(b)              551,520
Onyx Pharmaceuticals                                  19,000(b)            1,056,780
OSI Pharmaceuticals                                   16,300(b)              790,713
Regeneron Pharmaceuticals                             31,554(b)              762,029
Rigel Pharmaceuticals                                 25,800(b)              655,062
United Therapeutics                                    8,200(b)              800,730
                                                                     ---------------
Total                                                                     12,325,352
------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.2%)
Apogee Enterprises                                    42,900                 734,019
------------------------------------------------------------------------------------

CAPITAL MARKETS (1.6%)
Apollo Investment                                     35,300                 601,865
Calamos Asset Management Cl A                         42,800               1,274,584
Cohen & Steers                                        34,000               1,018,980
GFI Group                                             13,000(b)            1,244,360
optionsXpress Holdings                                20,000                 676,400
Waddell & Reed Financial Cl A                         37,200               1,342,548
                                                                     ---------------
Total                                                                      6,158,737
------------------------------------------------------------------------------------

CHEMICALS (3.4%)
Arch Chemicals                                        13,000                 477,750
Calgon Carbon                                         56,000(b,d)            889,840
CF Inds Holdings                                      22,900               2,520,374
HB Fuller                                             26,600                 597,170
Hercules                                              45,600                 882,360
Koppers Holdings                                      21,800                 942,632
LSB Inds                                              43,400(b)            1,224,748
Olin                                                  35,900                 693,947
OM Group                                              16,900(b)              972,426
Rockwood Holdings                                     36,800(b)            1,222,496
Terra Inds                                            34,800(b)            1,662,048
WR Grace & Co                                         26,800(b)              701,624
                                                                     ---------------
Total                                                                     12,787,415
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

COMMERCIAL BANKS (5.2%)
Bank of the Ozarks                                    12,600                $330,120
Cathay General Bancorp                                45,500               1,205,295
City Holding                                          15,800                 534,672
East West Bancorp                                     45,400               1,100,042
F.N.B                                                 75,800(d)            1,114,260
First Midwest Bancorp                                  6,000                 183,600
First State Bancorporation                            66,700                 927,130
FirstMerit                                            20,000                 400,200
Frontier Financial                                    43,400(d)              805,938
Green Bankshares                                      19,000                 364,800
Hanmi Financial                                       75,000                 646,500
Independent Bank                                      16,400                 446,408
Intl Bancshares                                       54,500               1,141,230
Natl Penn Bancshares                                  27,000                 408,780
Pacific Capital Bancorp                               23,726                 477,604
Preferred Bank                                        38,950               1,013,479
S&T Bancorp                                           26,400                 729,696
Signature Bank                                        31,000(b)            1,046,250
South Financial Group                                 59,000                 922,170
SVB Financial Group                                   27,000(b)            1,360,800
Texas Capital Bancshares                              65,700(b)            1,199,025
Trustmark                                             24,000                 608,640
UCBH Holdings                                         57,000                 807,120
UMB Financial                                         19,000                 728,840
United Community Banks                                23,000                 363,400
Westamerica Bancorporation                            14,000                 623,700
                                                                     ---------------
Total                                                                     19,489,699
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.9%)
Bowne & Co                                            47,900                 843,040
CBIZ                                                 123,400(b)            1,210,554
Comfort Systems USA                                   77,900                 995,562
Deluxe                                                42,300               1,391,247
Exponent                                              26,900(b)              727,376
FTI Consulting                                        18,600(b)            1,146,504
GeoEye                                                20,000(b)              673,000
Heidrick & Struggles Intl                             22,000                 816,420
IHS Cl A                                              20,800(b)            1,259,648
Interface Cl A                                        61,000                 995,520

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 1 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
COMMERCIAL SERVICES & SUPPLIES (CONT.)
Layne Christensen                                     10,000(b)             $492,100
Standard Parking                                      21,140(b)            1,025,079
United Stationers                                     19,000(b)              877,990
Viad                                                  22,200                 701,076
Waste Connections                                     17,200(b)              531,480
Watson Wyatt Worldwide Cl A                           28,000               1,299,480
                                                                     ---------------
Total                                                                     14,986,076
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.5%)
3Com                                                 131,000(b)              592,120
ARRIS Group                                           87,400(b)              872,252
Avocent                                               22,000(b)              512,820
Comtech Telecommunications                            24,000(b)            1,296,240
Digi Intl                                             31,618(b)              448,659
Dycom Inds                                            30,600(b)              815,490
Extreme Networks                                     185,000(b)              654,900
Foundry Networks                                      77,800(b)            1,363,056
Harmonic                                              38,000(b)              398,240
Network Equipment Technologies                        67,000(b)              564,140
Plantronics                                           12,600                 327,600
Polycom                                               28,000(b)              777,840
Sonus Networks                                        78,800(b)              459,404
Tekelec                                               50,000(b)              625,000
                                                                     ---------------
Total                                                                      9,707,761
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.1%)
Cray                                                  47,000(b)              281,530
Electronics for Imaging                               17,051(b)              383,306
Emulex                                                54,300(b)              886,176
Hutchinson Technology                                 24,000(b)              631,680
Novatel Wireless                                      37,400(b)              605,880
Quantum                                              255,900(b)              688,371
Rackable Systems                                      27,900(b)              279,000
Synaptics                                             14,000(b)              576,240
                                                                     ---------------
Total                                                                      4,332,183
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.9%)
EMCOR Group                                           53,700(b)            1,268,931
Furmanite                                             52,000(b)              613,600
Michael Baker                                         15,000(b)              616,500
Perini                                                18,200(b)              753,844
                                                                     ---------------
Total                                                                      3,252,875
------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.2%)
Texas Inds                                            11,000                 771,100
------------------------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
Advanta Cl B                                          61,300                 494,691
Cash America Intl                                     34,791               1,123,749
                                                                     ---------------
Total                                                                      1,618,440
------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.4%)
AptarGroup                                            38,600               1,579,126
------------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
LKQ                                                   17,200(b)              361,544
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

DIVERSIFIED CONSUMER SERVICES (1.5%)
Capella Education                                      9,800(b)             $641,508
DeVry                                                 40,700               2,114,772
INVESTools                                            73,000(b)            1,295,020
Stewart Enterprises Cl A                              90,500                 805,450
Strayer Education                                      4,800                 818,784
                                                                     ---------------
Total                                                                      5,675,534
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.6%)
Financial Federal                                     25,300                 563,937
Interactive Brokers Group Cl A                        36,900(b)            1,192,608
iShares Russell 2000 Index Fund                       59,400               4,509,648
                                                                     ---------------
Total                                                                      6,266,193
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
Alaska Communications Systems Group                   49,500                 742,500
Atlantic Tele-Network                                 22,600                 763,428
Cbeyond                                               10,700(b)              417,193
Cincinnati Bell                                      209,700(b)              996,075
Cogent Communications Group                           20,400(b)              483,684
NTELOS Holdings                                       33,900               1,006,491
PAETEC Holding                                        87,200(b)              850,200
Premiere Global Services                              45,000(b)              668,250
Time Warner Telecom Cl A                              33,600(b)              681,744
                                                                     ---------------
Total                                                                      6,609,565
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.3%)
DPL                                                   13,000                 385,450
El Paso Electric                                      38,000(b)              971,660
ITC Holdings                                          17,000                 959,140
Otter Tail                                            11,000                 380,600
Portland General Electric                             27,600                 766,728
Unisource Energy                                      30,000                 946,500
Westar Energy                                         23,900                 619,966
                                                                     ---------------
Total                                                                      5,030,044
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.5%)
Acuity Brands                                         26,300               1,183,500
AZZ                                                   29,000(b)              822,150
Belden                                                19,500                 867,750
EnerSys                                               20,000(b)              499,200
Evergreen Solar                                       86,000(b)            1,485,220
GrafTech Intl                                         47,900(b)              850,225
II-VI                                                 22,100(b)              675,155
LSI Inds                                              28,500                 518,700
Power-One                                             88,655(b)              353,733
Superior Essex                                        25,000(b)              600,000
Woodward Governor                                     26,942               1,830,709
                                                                     ---------------
Total                                                                      9,686,342
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.1%)
Benchmark Electronics                                 35,000(b)              620,550
Checkpoint Systems                                    45,500(b)            1,182,090
FLIR Systems                                          60,400(b)            1,890,520
KEMET                                                124,200(b)              823,446
LoJack                                                38,300(b)              643,823

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
ELECTRONIC EQUIPMENT & INSTRUMENTS (CONT.)
Mercury Computer Systems                              21,042(b)             $338,987
Methode Electronics                                   45,700                 751,308
Plexus                                                16,423(b)              431,268
SMART Modular Technologies WWH                        52,000(b)              529,360
Technitrol                                            26,500                 757,370
                                                                     ---------------
Total                                                                      7,968,722
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.1%)
Atwood Oceanics                                       12,000(b)            1,202,880
Dawson Geophysical                                    14,500(b)            1,036,170
Dril-Quip                                             14,000(b)              779,240
Exterran Holdings                                     18,350(b)            1,501,030
Global Inds                                           17,000(b)              364,140
Grey Wolf                                            156,300(b)              833,079
GulfMark Offshore                                     15,400(b)              720,566
Hercules Offshore                                     16,000(b)              380,480
Hornbeck Offshore Services                             8,200(b)              368,590
ION Geophysical                                       44,800(b)              706,944
NATCO Group Cl A                                      13,200(b)              714,780
Natural Gas Services Group                            21,000(b)              411,810
Oil States Intl                                       25,800(b)              880,296
Parker Drilling                                       61,301(b)              462,823
T-3 Energy Services                                    5,900(b)              277,359
W-H Energy Services                                    6,100(b)              342,881
Willbros Group                                        26,000(b,c)            995,540
                                                                     ---------------
Total                                                                     11,978,608
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.9%)
Casey's General Stores                                35,200               1,042,272
Great Atlantic & Pacific Tea                          27,000(b)              845,910
Longs Drug Stores                                     10,300                 484,100
Performance Food Group                                12,100(b)              325,127
Ruddick                                               11,000                 381,370
Winn-Dixie Stores                                     24,000(b)              404,880
                                                                     ---------------
Total                                                                      3,483,659
------------------------------------------------------------------------------------

FOOD PRODUCTS (1.3%)
Cal-Maine Foods                                       19,000                 504,070
Chiquita Brands Intl                                  19,000(b)              349,410
Darling Intl                                         136,400(b)            1,576,783
Flowers Foods                                         31,250                 731,563
Fresh Del Monte Produce                               19,000(b,c)            638,020
Pilgrim's Pride                                       14,000                 405,300
Ralcorp Holdings                                       9,620(b)              584,800
                                                                     ---------------
Total                                                                      4,789,946
------------------------------------------------------------------------------------

GAS UTILITIES (1.2%)
Laclede Group                                         11,000                 376,640
Nicor                                                 10,765                 455,898
Northwest Natural Gas                                 23,300               1,133,778
Piedmont Natural Gas                                  29,000                 758,640
South Jersey Inds                                     22,000                 793,980
Southwest Gas                                         12,700                 378,079
WGL Holdings                                          16,500                 540,540
                                                                     ---------------
Total                                                                      4,437,555
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 2 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

HEALTH CARE EQUIPMENT & SUPPLIES (2.2%)
ArthroCare                                            13,700(b)             $658,285
Greatbatch                                            30,000(b)              599,700
Hologic                                               26,048(b)            1,787,935
Immucor                                               27,000(b)              917,730
Inverness Medical Innovations                         16,800(b)              943,824
Masimo                                                15,000(b)              591,750
NuVasive                                              14,000(b)              553,280
Regeneration Technologies                             53,100(b)              460,908
SonoSite                                              16,300(b)              548,821
Synovis Life Technologies                             18,000(b)              351,900
Wright Medical Group                                  17,000(b)              495,890
ZOLL Medical                                          18,900(b)              505,008
                                                                     ---------------
Total                                                                      8,415,031
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.7%)
Air Methods                                           15,900(b)              789,753
Alliance Imaging                                      62,700(b)              603,174
Amedisys                                              21,000(b)            1,018,920
AMERIGROUP                                            31,000(b)            1,129,950
Emergency Medical Services Cl A                       14,700(b)              430,416
Gentiva Health Services                               23,300(b)              443,632
HealthSouth                                           32,800(b,d)            688,800
HealthSpring                                          35,000(b)              666,750
Healthways                                             8,700(b)              508,428
HMS Holdings                                          28,000(b)              929,880
Kindred Healthcare                                    22,000(b)              549,560
Magellan Health Services                              27,700(b)            1,291,651
Molina Healthcare                                     12,000(b)              464,400
NightHawk Radiology Holdings                          18,300(b,d)            385,215
Owens & Minor                                         17,000                 721,310
PSS World Medical                                     34,000(b)              665,380
Psychiatric Solutions                                 12,200(b)              396,500
RehabCare Group                                       23,000(b)              518,880
Sun Healthcare Group                                  45,000(b)              772,650
Sunrise Senior Living                                 11,100(b)              340,548
Universal American Financial                          34,940(b)              894,115
                                                                     ---------------
Total                                                                     14,209,912
------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.7%)
Eclipsys                                              26,300(b)              665,653
Omnicell                                              32,300(b)              869,839
Phase Forward                                         30,000(b)              652,500
TriZetto Group                                        38,000(b)              660,060
                                                                     ---------------
Total                                                                      2,848,052
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

HOTELS, RESTAURANTS & LEISURE (2.0%)
Bally Technologies                                    28,100(b)           $1,397,132
Bob Evans Farms                                       19,500                 525,135
Chipotle Mexican Grill Cl B                           11,600(b)            1,427,380
Jack in the Box                                       24,812(b)              639,405
Monarch Casino & Resort                               31,300(b)              753,704
SONIC                                                 34,000(b)              744,600
Vail Resorts                                          13,800(b)              742,578
WMS Inds                                              37,550(b)            1,375,832
                                                                     ---------------
Total                                                                      7,605,766
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.1%)
American Greetings Cl A                               49,200                 998,760
Champion Enterprises                                  85,000(b)              800,700
Helen of Troy                                         33,600(b,c)            575,904
Tempur-Pedic Intl                                     40,800(d)            1,059,576
Tupperware Brands                                     23,600                 779,508
                                                                     ---------------
Total                                                                      4,214,448
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.1%)
WD-40                                                 10,000                 379,700
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.2%)
Standex Intl                                          43,000                 750,350
------------------------------------------------------------------------------------

INSURANCE (5.8%)
American Physicians Capital                           22,651                 939,110
Amerisafe                                             94,200(b)            1,461,042
AmTrust Financial Services                            71,300                 981,801
Argo Group Intl Holdings                              19,397(b,c)            817,196
Aspen Insurance Holdings                              61,300(c)            1,767,893
Assured Guaranty                                      27,200(c)              721,888
Delphi Financial Group Cl A                           24,521                 865,101
Employers Holdings                                    36,000                 601,560
Erie Indemnity Cl A                                   13,200                 684,948
First Mercury Financial                               31,000(b)              756,400
Horace Mann Educators                                 33,252                 629,793
Max Capital Group                                     44,700(c)            1,251,153
Natl Financial Partners                               13,400                 611,174
Navigators Group                                       9,700(b)              630,500
Odyssey Re Holdings                                   29,000               1,064,590
Phoenix Companies                                     95,900               1,138,333
Platinum Underwriters Holdings                        45,300(c)            1,610,868
ProAssurance                                          16,100(b)              884,212
RLI                                                   16,900                 959,751
SeaBright Insurance Holdings                          73,381(b)            1,106,585
Selective Insurance Group                             48,200               1,108,118
United America Indemnity Series A                     56,400(b,c)          1,123,488
                                                                     ---------------
Total                                                                     21,715,504
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

INTERNET & CATALOG RETAIL (1.8%)
1-800-FLOWERS.com Cl A                                85,000(b)             $742,050
Blue Nile                                             12,000(b)              816,720
Gaiam Cl A                                            48,200(b)            1,430,576
NetFlix                                               37,000(b)              984,940
Overstock.com                                         16,200(b)              251,586
Priceline.com                                         13,800(b)            1,585,068
Systemax                                              43,000                 873,760
                                                                     ---------------
Total                                                                      6,684,700
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (2.4%)
Ariba                                                 62,000(b)              691,300
Chordiant Software                                    42,600(b)              364,230
Digital River                                         15,000(b)              496,050
EarthLink                                             58,000(b)              410,060
Equinix                                                9,600(b)              970,272
Greenfield Online                                     84,500(b)            1,234,545
LoopNet                                               58,500(b)              821,925
NIC                                                   84,000                 708,960
RealNetworks                                          97,600(b)              594,384
S1                                                    75,000(b)              547,500
SonicWALL                                             75,000(b)              804,000
United Online                                         48,000                 567,360
ValueClick                                            41,000(b)              897,900
                                                                     ---------------
Total                                                                      9,108,486
------------------------------------------------------------------------------------

IT SERVICES (1.9%)
Ciber                                                152,900(b)              934,219
CSG Systems Intl                                      55,900(b)              822,848
Gartner                                               49,300(b)              865,708
ManTech Intl Cl A                                     19,100(b)              836,962
MPS Group                                             68,700(b)              751,578
SAIC                                                  75,800(b)            1,525,096
Syntel                                                17,700                 681,804
Wright Express                                        24,000(b)              851,760
                                                                     ---------------
Total                                                                      7,269,975
------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.8%)
Callaway Golf                                         54,000                 941,220
JAKKS Pacific                                         54,400(b)            1,284,384
Polaris Inds                                          21,100               1,007,947
                                                                     ---------------
Total                                                                      3,233,551
------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.7%)
Bio-Rad Laboratories Cl A                             10,700(b)            1,108,734
Dionex                                                 9,600(b)              795,456
Exelixis                                             102,800(b)              887,164
Illumina                                              18,800(b)            1,114,088
PAREXEL Intl                                           9,300(b)              449,190
PharmaNet Development Group                            9,000(b)              352,890
Varian                                                18,600(b)            1,214,580
Ventana Medical Systems                                5,600(b)              488,488
                                                                     ---------------
Total                                                                      6,410,590
------------------------------------------------------------------------------------

MACHINERY (2.5%)
Actuant Cl A                                          36,800               1,251,568
Barnes Group                                          40,000               1,335,600
EnPro Inds                                            26,000(b)              796,900
Graham                                                10,000                 524,000
LB Foster Cl A                                        18,000(b)              931,140
Mueller Inds                                          27,000                 782,730

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 3 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
MACHINERY (CONT.)
Robbins & Myers                                       16,600              $1,255,458
Tennant                                               18,000                 797,220
Valmont Inds                                          13,900               1,238,768
Wabtec                                                15,400                 530,376
                                                                     ---------------
Total                                                                      9,443,760
------------------------------------------------------------------------------------

MARINE (0.3%)
Eagle Bulk Shipping                                   13,700                 363,735
Horizon Lines Cl A                                    34,600                 644,944
TBS Intl Series A                                      4,100(b,c)            135,546
                                                                     ---------------
Total                                                                      1,144,225
------------------------------------------------------------------------------------

MEDIA (2.0%)
Cumulus Media Cl A                                    86,200(b)              693,048
Entravision Communications Cl A                      100,700(b)              788,481
Gemstar-TV Guide Intl                                261,700(b)            1,245,692
Global Sources                                        41,280(b,c,d)        1,164,922
Interactive Data                                      50,300               1,660,403
Morningstar                                           13,800(b)            1,072,950
Valassis Communications                               75,000(b)              876,750
                                                                     ---------------
Total                                                                      7,502,246
------------------------------------------------------------------------------------

METALS & MINING (0.9%)
AMCOL Intl                                            23,000                 828,690
Century Aluminum                                      14,000(b)              755,160
Hecla Mining                                          63,000(b)              589,050
Quanex                                                14,100                 731,790
Worthington Inds                                      36,500                 652,620
                                                                     ---------------
Total                                                                      3,557,310
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
Retail Ventures                                      130,000(b)              661,700
------------------------------------------------------------------------------------

MULTI-UTILITIES (0.2%)
Black Hills                                           11,700                 515,970
PNM Resources                                         15,000                 321,750
                                                                     ---------------
Total                                                                        837,720
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.2%)
Alon USA Energy                                       14,700                 399,546
Alpha Natural Resources                               29,200(b)              948,416
Arena Resources                                       21,300(b)              888,423
Arlington Tankers                                     23,700(c)              524,481
Atlas America                                         16,111                 953,449
ATP Oil & Gas                                          9,000(b)              454,860
Berry Petroleum Cl A                                  21,000                 933,450
Bois d'Arc Energy                                     35,800(b)              710,630
Carrizo Oil & Gas                                     16,600(b)              908,850
Contango Oil & Gas                                     5,900(b)              300,251
Gulfport Energy                                       22,000(b)              401,720
Harvest Natural Resources                             32,000(b)              400,000
Mariner Energy                                        34,400(b)              787,072
Penn Virginia                                         24,100               1,051,483
Petrohawk Energy                                      73,300(b)            1,268,823
PetroQuest Energy                                     31,300(b)              447,590
Stone Energy                                          16,200(b)              759,942
USEC                                                   8,400(b)               75,600
                                                                     ---------------
Total                                                                     12,214,586
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

PAPER & FOREST PRODUCTS (0.4%)
Buckeye Technologies                                  73,241(b)             $915,513
Mercer Intl                                           81,000(b)              634,230
                                                                     ---------------
Total                                                                      1,549,743
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
Inter Parfums                                         23,000                 413,310
------------------------------------------------------------------------------------

PHARMACEUTICALS (2.0%)
Alpharma Cl A                                         30,000(b)              604,500
Auxilium Pharmaceuticals                              14,000(b)              419,860
Inspire Pharmaceuticals                               99,844(b)              597,067
KV Pharmaceutical Cl A                                26,600(b)              759,164
Medicis Pharmaceutical Cl A                           32,700                 849,219
Obagi Medical Products                                25,000(b)              457,250
Pain Therapeutics                                     68,800(b)              729,280
Par Pharmaceutical Companies                          29,000(b)              696,000
Perrigo                                               20,900                 731,709
Sciele Pharma                                         40,900(b)              836,405
Valeant Pharmaceuticals Intl                          31,200(b)              373,464
ViroPharma                                            25,400(b)              201,676
XenoPort                                               6,700(b)              374,396
                                                                     ---------------
Total                                                                      7,629,990
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (5.1%)
Acadia Realty Trust                                   33,000                 845,130
Agree Realty                                          22,700                 683,270
Alexandria Real Estate Equities                        9,000                 915,030
Arbor Realty Trust                                    46,600                 750,726
DiamondRock Hospitality                               46,300                 693,574
Digital Realty Trust                                  30,700               1,177,959
EastGroup Properties                                  16,200                 677,970
Equity Lifestyle Properties                           24,400               1,114,348
Extra Space Storage                                   67,100                 958,859
Gramercy Capital                                      36,600                 889,746
Investors Real Estate Trust                           72,000                 645,840
Mid-America Apartment Communities                     17,800                 760,950
Nationwide Health Properties                          45,700(d)            1,433,609
Natl Retail Properties                                34,100                 797,258
Pennsylvania Real Estate Investment Trust             28,900                 857,752
Post Properties                                       21,000                 737,520
Potlatch                                              30,800               1,368,752
Ramco-Gershenson Properties Trust                     34,500                 737,265
Strategic Hotels & Resorts                            57,000                 953,610
Sunstone Hotel Investors                              68,400               1,251,036
Tanger Factory Outlet Centers                         28,500               1,074,735
                                                                     ---------------
Total                                                                     19,324,939
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

ROAD & RAIL (0.1%)
Werner Enterprises                                    21,000                $357,630
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.5%)
Advanced Analogic Technologies                        34,000(b)              383,520
Advanced Energy Inds                                  41,600(b)              544,128
ANADIGICS                                             47,000(b)              543,790
Applied Micro Circuits                                53,400(b)              466,716
Atheros Communications                                32,408(b)              989,740
Atmel                                                163,700(b)              707,184
Brooks Automation                                     25,300(b)              334,213
Cirrus Logic                                         129,200(b)              682,176
Cymer                                                  6,500(b)              253,045
DSP Group                                             29,000(b)              353,800
FEI                                                   16,000(b)              397,280
Kulicke & Soffa Inds                                  83,900(b)              575,554
Mattson Technology                                    50,000(b)              428,000
Micrel                                                96,800                 817,960
Microsemi                                             16,800(b)              371,952
MKS Instruments                                       35,100(b)              671,814
ON Semiconductor                                      64,100(b)              569,208
PMC-Sierra                                           109,300(b)              714,822
RF Micro Devices                                     180,100(b)            1,028,371
Semtech                                               40,000(b)              620,800
Sigma Designs                                         10,000(b)              552,000
Silicon Storage Technology                           303,400(b)              907,166
Skyworks Solutions                                    69,200(b)              588,200
Spansion Cl A                                         94,000(b)              369,420
Tessera Technologies                                  19,300(b)              802,880
TriQuint Semiconductor                                74,000(b)              490,620
Varian Semiconductor Equipment Associates             15,750(b)              582,750
Veeco Instruments                                     20,400(b)              340,680
Zoran                                                 52,200(b)            1,175,022
                                                                     ---------------
Total                                                                     17,262,811
------------------------------------------------------------------------------------

SOFTWARE (3.9%)
Actuate                                              126,400(b)              982,128
ANSYS                                                 24,594(b)            1,019,667
Aspen Technology                                      74,353(b)            1,206,006
Borland Software                                      65,000(b)              195,650
Bottomline Technologies                               52,000(b)              728,000
Double-Take Software                                  30,000(b)              651,600
Informatica                                           27,000(b)              486,540
JDA Software Group                                    45,800(b)              937,068
Lawson Software                                       63,300(b)              648,192
Manhattan Associates                                  22,500(b)              593,100
MICROS Systems                                        18,500(b)            1,297,960
MicroStrategy Cl A                                     5,000(b)              475,500
Nuance Communications                                 31,100(b)              580,948
Parametric Technology                                 40,500(b)              722,925
Radiant Systems                                       28,300(b)              487,609
Smith Micro Software                                  39,000(b)              330,330
SPSS                                                  14,200(b)              509,922
Sybase                                                55,800(b)            1,455,822
TIBCO Software                                       103,900(b)              838,473
Tyler Technologies                                    42,000(b)              541,380
                                                                     ---------------
Total                                                                     14,688,820
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 4 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

SPECIALTY RETAIL (1.2%)
Aeropostale                                           32,300(b)             $855,950
Buckle                                                31,600               1,042,800
Cache                                                 47,000(b)              438,980
Gymboree                                              14,700(b)              447,762
Hot Topic                                            104,000(b)              605,280
J Crew Group                                          10,000(b)              482,100
Jos A Bank Clothiers                                  28,800(b,d)            819,360
                                                                     ---------------
Total                                                                      4,692,232
------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.4%)
Deckers Outdoor                                        6,000(b)              930,360
Fossil                                                23,700(b)              994,926
Iconix Brand Group                                    35,300(b)              693,998
Movado Group                                          32,700                 826,983
Warnaco Group                                         34,526(b)            1,201,505
Wolverine World Wide                                  28,700                 703,724
                                                                     ---------------
Total                                                                      5,351,496
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.7%)
Anchor BanCorp Wisconsin                              19,100                 449,232
BankUnited Financial Cl A                             56,677                 391,071
Downey Financial                                      18,978(d)              590,406
FirstFed Financial                                    22,658(b,d)            811,609
Ocwen Financial                                       90,800(b)              503,032
                                                                     ---------------
Total                                                                      2,745,350
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

TOBACCO (0.3%)
Universal                                             25,100              $1,285,622
------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.7%)
Applied Industrial Technologies                       45,700               1,326,214
Rush Enterprises Cl A                                 46,000(b)              836,280
TAL Intl Group                                        30,000                 683,100
                                                                     ---------------
Total                                                                      2,845,594
------------------------------------------------------------------------------------

WATER UTILITIES (0.1%)
American States Water                                 15,000                 565,200
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Centennial Communications                             86,800(b)              806,372
Syniverse Holdings                                    39,800(b)              620,084
USA Mobility                                          26,000(b)              371,800
                                                                     ---------------
Total                                                                      1,798,256
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $378,750,826)                                                    $378,441,539
------------------------------------------------------------------------------------

MONEY MARKET FUND (3.1%)(e)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                  11,670,287(f)          $11,670,287
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $11,670,287)                                                      $11,670,287
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $390,421,113(h))                                                 $390,111,826
====================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual dated Sept. 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2007, the value of foreign securities represented 3.0% of net assets.

(d)  At Dec. 31, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 2.4% of net assets. The Fund's cash equivalent position is 0.7% of net assets.

(f) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(h) At Dec. 31, 2007, the cost of securities for federal income tax purposes was approximately $390,421,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $30,408,000
Unrealized depreciation                                              (30,717,000)
--------------------------------------------------------------------------------
Net unrealized depreciation                                            $(309,000)
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 5 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   RiverSource Strategy Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date February 28, 2008


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date February 28, 2008